Employee Benefits Provisions - Schedule of Employee Entitlements Annual Leave (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Employee Entitlements Annual Leave [Abstract]
Opening Balance	$ 77,780	$ 39,515
Annual leave taken	(26,416)	(33,396)
Additional provisions raised	47,004	71,661
Closing balance	$ 98,368	$ 77,780